Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Intangible assets	Intangible assets:

	December 31, 2021	December 31, 2020
Intellectual property acquired from UTC	$74	$522
ERP management reporting software system	3,631	3,242
Intellectual property acquired from Ballard Motive Solutions, net of amortization (note 7)	17,083	—
	$20,788	$3,764

		Accumulated	Net carrying
	Cost	amortization	amount
At January 1, 2020	$60,409	$54,722	$5,687
Additions to intangible assets	246	—	246
Amortization expense	—	1,657	(1,657)
Disposals	(800)	(288)	(512)
At December 31, 2020	59,855	56,091	3,764
Acquisition of intangible assets	17,279	—	17,279
Additions to intangible assets	1,543	—	1,543
Amortization expense	—	1,798	(1,798)
At December 31, 2021	$78,677	$57,889	$20,788

Acquisition of intangible assets in 2021 relate to the acquisition of Arcola's (Ballard Motive Solutions) intangible assets of $17,279,000 (note 7). Additions to intangible assets of $1,543,000 consist primarily of a new Phase 3 of enhancements of $1,385,000 (2020 - $nil) and $158,000 (2020 - $246,000) of costs primarily for a Manufacturing Execution System, both of which enhance the capabilities of the ERP management reporting software system.
Amortization expense on intangible assets is allocated to research and product development expense or general and administration expense depending upon the nature of the underlying assets. In 2021, amortization of $1,798,000 (2020 - $1,657,000) was recorded.